Equity and Remuneration to Shareholders - Schedule of Equity Valuation Adjustments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity And Remuneration To Shareholders
Adjustments to actuarial liabilities - Employee benefits	R$ (1,306)	R$ (2,072)	R$ (2,303)
Deemed cost of PP&E	405	421	427
Others	1	3	2
Valuation adjustments	R$ (900)	R$ (1,648)	R$ (1,874)